Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net income	$ 591.0	$ 460.5	$ 402.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	212.8	210.6	191.8
Provision for bad debt	1.7	3.7	1.7
Share-based compensation	73.6	86.8	88.9
Excess tax effect from share-based compensation	3.8	9.0	5.6
Restructuring activities	8.5	17.7	59.7
Deferred income taxes	78.0	(52.3)	21.5
Other noncash charges, net	(19.1)	(14.7)	(3.2)
Changes in operating assets and liabilities:
Trade accounts receivable	(29.4)	(28.3)	0.3
Inventories	(20.0)	40.7	29.2
Other liabilities	(53.4)	49.5	(5.9)
Accounts payable	8.4	(48.4)	64.4
Accrued liabilities	(50.1)	30.1	63.2
Other assets	48.0	(6.3)	17.8
Net cash provided by operating activities	853.8	758.6	937.4
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES
Hudson Yards sale of investments, net of expenses	680.6	0.0	0.0
Sale of former headquarters, net of expenses	126.0	0.0	0.0
Acquisition of interest in equity method investment	0.0	(140.3)	(139.1)
Acquisitions, net of cash acquired	0.0	(25.6)	(519.6)
Purchases of property and equipment	(283.1)	(396.4)	(199.3)
Purchases of investments	(523.5)	(664.7)	(49.6)
Proceeds from maturities and sales of investments	591.2	425.9	305.2
Acquisition of lease rights, net of proceeds	1.8
Acquisition of lease rights, net of proceeds		(8.9)	(10.5)
Net cash provided by (used in) investing activities	593.0	(810.0)	(612.9)
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Dividend payments	(378.0)	(374.5)	(371.8)
Proceeds from issuance of debt, net of discount	997.2	0.0	896.7
Debt issuance costs	(9.8)	0.0	(6.6)
Repayment of debt	(285.0)	(15.0)	(0.5)
Proceeds from share-based awards	70.4	29.1	36.5
Borrowings under revolving credit facility	0.0	0.0	340.0
Repayment of revolving credit facility	0.0	0.0	(480.0)
Taxes paid to net settle share-based awards	(21.5)	(15.5)	(15.6)
Excess tax effect from share-based compensation	(3.8)	(9.0)	(5.6)
Acquisition-related payment of contingent consideration	0.0	0.0	(3.8)
Net cash provided by (used in) financing activities	369.5	(384.9)	389.3
Effect of exchange rate changes on cash and cash equivalents	(2.4)	3.5	(13.9)
Increase (decrease) in cash and cash equivalents	1,813.9	(432.8)	699.9
Cash and cash equivalents at beginning of year	859.0	1,291.8	591.9
Cash and cash equivalents at end of year	2,672.9	859.0	1,291.8
Supplemental information:
Cash paid for income taxes, net	159.1	158.9	180.3
Cash paid for interest	35.4	33.7	1.4
Noncash investing activity – property and equipment obligations	$ 39.7	$ 48.0	$ 59.5